Note 14 - Interest Rate Risk Position (Tables)	3 Months Ended
Jan. 31, 2022
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk [text block]
(thousands of Canadian dollars)
	January 31, 2022		October 31, 2021
	Increase 100 bps	Decrease 100 bps	Increase 100 bps	Decrease 100 bps
Increase (decrease):
Impact on projected net interest income during a 12 month period	$3,951	$(3,951)	$4,147	$(3,220)
Impact on reported equity during a 60 month period	$717	$(1,196)	$1,603	$(1,586)

Duration difference between assets and liabilities (months)	2.0		2.3